UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03430

Exact name of registrant as specified in charter:	Oppenheimer Limited-Term Bond Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Cynthia Lo Bessette,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	8/31

Date of reporting period:	07/01/2016-06/30/2017

Item 1.

FORM N-PX

ICA File Number:  811-03430

Registrant Name:  Oppenheimer Limited-Term Bond Fund

Reporting Period:  07/01/2016 - 06/30/2017

Oppenheimer Limited-Term Bond Fund

TRINITY INDUSTRIES, INC. Meeting Date: AUG 05, 2016 Record Date: JUL 15, 2016 Meeting Type: WRITTEN CONSENT
Ticker: TRN Security ID: 89690EAD9
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	To Amend The Indenture To Allow For The Limited Purchase Of Sold Railcars By Issuer Group Members	Management	None	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Limited-Term Bond Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz,

Trustee, President and Principal Executive Officer

Date: August 29, 2017

*By:	/s/ Taylor V. Edwards
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Taylor V. Edwards, Attorney in Fact